UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21986
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Hatteras Multi-Strategy Institutional Fund, L.P.
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: December 31, 2007
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Multi-Strategy Institutional Fund, L.P.

Schedule of Investments - December 31, 2007 (unaudited)

Hatteras Multi-Strategy Institutional Fund, L.P. (1)

Investment in Hatteras Master Fund, L.P., at value - 100.04% (Cost $98,084,452)	$101,912,956
Liabilities in excess of other assets - -0.04%	(41,271)
Net Assets - 100.00%	101,871,685

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2007 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (21.26%)
Energy and Natural Resources (14.71%)
Enhanced Fixed Income (17.02%)
Opportunistic Equity (32.21%)
Private Equity Composite (7.19%)
Real Estate Composite (7.11%)

	Cost	Fair Value
Investments in Underlying Funds (99.50%)

Absolute Return (21.26%)
Black River Commodity Multi Strategy Fund, L.P. a, b	$7,000,000	$8,100,876
Black River Global Multi-Strategy Leveraged Fund, LLC a, b	9,327,861	10,008,937
Broad Peak Fund, LP a,b	12,000,000	12,068,665
Courage Special Situations Fund, L.P. a,b	4,827,675	5,726,848
DE Shaw Composite Fund, LLC a, b	16,000,000	18,466,124
JANA Partners Qualified L.P. a, b	5,146,300	5,132,443
Marathon Master Fund L.P. a, b	11,121,137	10,998,083
Merced Partners L.P. a, b	1,955,174	1,733,079
Montrica Global Oppurtunities Fund, L.P. a, b	16,000,000	16,958,289
OZ Asia Domestic Partners, L.P. a, b	15,000,000	17,148,478
Paulson Partners Enhanced, L.P. a, b	7,000,000	10,580,004
Perry Partners L.P. a, b	10,404,723	10,549,876
PSAM WorldArb Partners, LP a, b	6,000,000	5,636,816
Smith Breeden Mortgage Partners, L.P. a, b	10,413,258	11,636,351
Stark Investments, L.P. a, b	12,000,000	13,094,680
UC Financials Fund LTD a, b	1,371,554	1,356,840
Waterstone Market Neutral Fund, L.P. a, b	11,000,000	11,496,440
Wellington Partners, LLC (Class A) a,b	14,747,987	20,443,822
Wellington Partners, LLC (Class B) a,b	3,413,210	3,839,658
Whitebox Diversified Convertible Arbitrage Fund, L.P. a, b	11,000,000	11,235,900
		206,212,209

	Cost	Fair Value
Energy and Natural Resources (14.71%)
Arclight Energy Partners Fund III, LP a, b	$3,507,793	$3,499,172
Arclight Energy Partners Fund IV, LP a, b	1,404,441	1,365,290
Cambridge Energy, L.P. a, b	2,566,534	4,893,755
CamCap Resources, L.P. a, b	18,000,000	18,685,985
Centennial Energy Partners, L.P. a, b	15,000,000	16,074,790
Chilton Global Natural Resources Partners, LP a,b	17,000,000	18,721,921
EnerVest Energy Institutional Fund X-A, L.P. a, b	2,817,967	3,058,215
EnerVest Energy Institutional Fund XI-A, L.P. a, b	2,279,214	2,123,312
Merit Energy Partners F-II, L.P. a, b	342,071	353,042
Natural Gas Partners Energy Tech, L.P. a, b	700,831	650,197
Natural Gas Partners VIII, L.P. a, b	3,033,001	3,558,148
Natural Gas Partners IX, L.P. a, b	370,983	327,070
NGP Midstream & Resources L.P. a, b	1,169,779	1,142,782
Ospraie Special Opportunities Fund, L.P. a, b	5,000,000	5,788,058
Quantum Energy Partners IV, LP a,b	1,207,766	984,301
Southport Energy Plus Partners, L.P. a, b	12,083,819	18,323,759
State Street Research Energy and Natural Resources Hedge Fund, LLC a, b	19,700,000	20,670,800
Touradji Deeprock Partners, L.P. a, b	4,000,000	4,825,669
Treaty Oak Partners, L.P. a, b	14,000,000	17,607,190
		142,653,456
Enhanced Fixed Income (17.02%)
Anchorage Short Credit Fund II, L.P. a,b	19,000,000	20,370,030
ARX Global High Yield Securities Fund I, L.P. a,b	19,000,000	19,777,726
BDCM Partners I, L.P. a,b	13,500,000	13,761,821
Contrarian Capital Fund I, L.P. a,b	10,880,064	13,118,053
CPIM Structured Credit Fund 1000 LP a,b	1,042,483	759,594
D.B. Zwirn Special Opportunities Fund, L.P. a,b	8,092,619	9,774,238
Drawbridge Special Opportunities Fund, L.P. a,b	13,800,000	14,957,752
Halcyon Europe L.P. a,b	14,000,000	14,571,665
Harbinger Capital Partners I L.P. a,b	6,567,661	7,760,343
Lazard Emerging Income Plus, L.P. a,b	3,609,677	3,676,491
Marathon Special Opportunities Fund L.P. a,b	5,937,116	5,949,002
Ore Hill Fund, L.P. a,b	7,221,928	8,459,342
Strategic Value Restructuring Fund L.P. (Series A (C1)) a,b	1,428,312	1,433,841
The Rohatyn Group Local Currency Opportunity Partners, L.P. a,b	10,000,000	10,331,722
Venor Capital Partners, L.P.. a,b	76,779	76,587
Z Capital Partners I, L.P. a,b	22,000,000	20,352,189
		165,130,396

	Cost	Fair Value
Opportunistic Equity (32.21%)
Algebris Global Financials Fund, LP a, b	$13,000,000	$16,974,970
Artis Technology Qualified 2X, L.P. a, b	10,500,000	11,490,787
Asian Century Quest Fund (QP) L.P. a, b	13,000,000	14,780,864
CCM Small Cap Value Qualified Fund, L.P. a, b	2,500,000	3,308,946
Criterion Horizons Fund, LP a, b	14,000,000	16,025,423
CRM Windridge Partners, L.P. a, b	4,522,017	5,391,582
DE Shaw Oculus Fund LLC a, b	16,000,000	19,610,711
Drawbridge Global Macro Fund L.P. a,b	1,855,840	1,918,606
Ellerston Global Equity Managers Fund (U.S.) L.P. a,b	13,000,000	15,124,721
GMO Mean Reversion Fund A a, b	5,770,065	7,774,917
Gracie Capital L.P. a, b	1,822,620	1,770,756
Gradient Europe Fund, L.P. a, b	13,500,000	14,519,557
Great Point Biomedical Value Fund L.P a, b	15,500,000	15,751,362
Healthcor, L.P. a, b	16,000,000	20,252,452
Liberty Square Strategic Partners IV (Asia), L.P. a, b	16,000,000	16,642,123
Prism Partners QP L.P. a, b	1,761,487	1,586,775
Samlyn Onshore Fund, L.P. a, b	15,000,000	17,797,163
Sansar Capital, L.P. a, b	15,000,000	18,072,078
SCP Ocean Fund, L.P. a, b	4,002,947	7,563,050
SR Global Fund, L.P. (Class B) Asia a, b	2,269,224	2,422,405
SR Global Fund, L.P. (Class C) International a, b	5,457,674	10,260,261
SR Global Fund, L.P. (Class F) Europe a, b	9,514,863	9,661,059
SR Global Fund, L.P. (Class G) Emerging a, b	6,281,970	11,794,349
Standard Pacific Japan Fund, L.P. a, b	6,500,000	6,793,781
Talaris (US) Fund L.P. a, b	1,062,155	930,560
TCS Capital II L.P. a, b	2,495,312	2,552,730
The Raptor Global Fund, L.P. a, b	8,000,000	7,992,861
Viking Global Equities L.P. (Class H) a, b	11,500,000	12,433,829
Visium Long Bias Fund, L.P. a, b	18,964,983	21,268,334
		312,467,012

	Cost	Fair Value
Private Equity Composite (7.19%)
Actis Umbrella Fund, L.P. a, b	$2,184,339	$2,290,702
BDCM Opportunity Fund II, L.P. a, b	1,626,313	1,487,865
Brazos Equity Fund II, L.P. a, b	2,513,965	2,274,386
Carlyle Japan Partners II, L.P. a, b	249,567	214,078
CJIP II Co-Invest, L.P. a, b	49,730	49,735
Carlyle Partners V, L.P. a, b	2,256,457	2,191,073
Claremont Creek Ventures, L.P. a, b	580,416	586,106
Crosslink Crossover Fund IV, L.P. a, b	4,403,262	6,056,817
Crosslink Crossover Fund V, L.P. a, b	5,000,000	5,991,541
Dace Ventures I, L.P. a, b	440,687	389,751
Darwin Private Equity I, L.P. a, b	2,555,474	2,354,341
Encore Consumer Capital Fund, L.P. a, b	1,687,066	1,597,733
Gavea Investment Fund II A, L.P. a, b	3,250,000	3,398,910
Great Point Partners VII, L.P. a, b	1,020,000	1,375,254
Halifax Fund II, L.P. a, b	433,265	299,948
Hancock Park Capital III, L.P. a, b	2,175,000	2,217,551
HealthCor Partners Fund, L.P. a, b	167,566	72,372
Integral Capital Partners VII, L.P. a, b	6,000,000	8,446,896
Lehman Brothers Venture Partners V L.P. a, b	207,196	186,096
Lighthouse Capital Partners VI, L.P. a, b	1,000,000	941,054
Mid Europa Fund III L.P. a, b	766,672	709,536
OCM European Principal Opportunties Fund, L.P. a, b	3,720,307	4,866,192
OCM Mezzanine Fund II, L.P. a, b	3,745,316	3,827,859
Orchid Asia IV L.P. a, b	407,794	350,871
Pipe Equity Partners, LLC a, b	3,824,693	4,815,689
Private Equity Investment Fund IV, L.P. a, b	1,907,166	1,916,639
Roundtable Healthcare Partners II, L.P. a, b	1,091,981	1,038,334
Sanderling Venture Partners VI Co-Investment Fund, L.P. a, b	500,000	446,700
Sanderling Venture Partners VI, L.P. a, b	600,000	552,730
Sterling Capital Partners II, L.P. a, b	1,367,938	1,898,584
Sterling Capital Partners III, L.P. a, b	1,002,775	936,092
Strategic Value Global Opportunities Fund I-A, LP a,b	2,384,090	2,263,131
The Column Group, L.P. a, b	142,245	63,495
Trivest Fund, L.P. a, b	89,159	0
VCFA Private Equity Partners IV, L.P. a, b	804,106	1,229,384
VCFA Venture Partners V, L.P. a, b	1,894,848	2,096,872
Voyager Capital Fund III, L.P. a, b	343,622	266,753
		69,701,070

	Cost	Fair Value
Real Estate Composite (7.11%)
Benson Elliot Real Estate Partners II, L.P. a, b	$2,466,587	$2,305,405
Colony Investors VII, L.P. a, b	2,809,989	3,315,209
Colony Investors VIII, L.P. a, b	2,302,349	2,048,242
ING Clarion CRA Hedge Fund, L.P. a, b	2,356,915	3,361,359
ING Clarion Global, L.P. a, b	3,000,000	3,582,688
Oak Hill Plus, L.P. a, b	8,000,000	9,099,124
ORBIS Real Estate Fund I, L.P. a, b	2,681,936	2,617,723
Patron Capital III, L.P. a, b	8,515	465
Phoenix Asia Real Estate Investment II, L.P. a, b	1,157,387	985,062
Rockwood Capital Real Estate Partners Fund VII, LP a, b	3,353,602	3,280,343
Security Capital Preferred Growth, Inc. b	1,714,042	1,337,507
Third Avenue Real Estate Opportunities Fund, LLC a,b	18,000,000	17,712,617
Transwestern Mezzanine Realty Partner II, LLC b	1,843,736	1,818,300
WCP Real Estate Fund I, LP a, b	4,613,515	4,404,429
Wells Street Global Partners, LP a, b	11,686,675	13,107,251
		68,975,724

Total Investments in Underlying Funds (Cost $859,149,135)		965,139,867

Other assets less liabilities (0.50%)		4,889,833

Partners' capital - 100.00%		$970,029,700

a- Non-income producing
b-Underlying Funds are issued in private placement transactions and as such are restricted as to resale.
Total cost and value of restricted securities as of December 31, 2007 was $859,149,135 and $965,139,867 respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Multi-Strategy Institutional Fund L.P.

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ David B. Perkins
David B. Perkins, President & Chief Executive Officer
(principal executive officer)

Date February 29, 2008

By (Signature and Title)*

/s/ J. Michael Fields
J. Michael Fields, Chief Financial Officer
(principal financial officer)

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.